SHORT-TERM AND LONG-TERM DEBT - Composition of short-term Debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper1	$ 2,271	$ 1,968
Current portion of long-term debt	520	1,130
Lease obligations	316	69
Total	$ 3,107	$ 3,167
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	1.30%	1.30%